STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF FINANCIAL CONDITION
Investment in Affiliated Funds, at cost	$ 77,057,266	$ 95,890,791
Units outstanding	113,650,916	147,812,907
Capital units authorized	unlimited	unlimited